Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Employee Benefit Expense

	2019	2018	2017
Payroll, profit sharing and bonuses	2,315,517	2,350,182	1,510,175
Pension Plan	93,528	41,923	7,099
Share-based payments (note 30.1)	58,855	40,505	19,136
Charges on restricted shares (note 30.1)	59,753	22,428	7,801
Health medical care, food, transportation and other benefits	253,510	177,135	197,524
Charges, taxes and social contributions	231,384	181,240	93,910
INSS	171,615	156,912	146,146

Total	3,184,162	2,970,325	1,981,791

Summary of Number and Weighted Average Number of Shares
The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the amount of restricted shares are as follows:

Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option 1 - R$	Options (thousands) 1
Balance on December 31, 2018	15.96	18,342
Granted	23.54	3,636
Expired	29.42	(1,132)
Exercised	14.61	(3,278)

Balance on December 31, 2019	16.51	17,568

	Restricted shares (thousands) 1	Performance shares (thousands) 2
Balance on December 31, 2018	2,884	-
Granted	1,328	688
Expired	(122)	-
Exercised	(998)	-

Balance on December 31, 2019	3,092	688

¹
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

2	The number of Restricted Shares and Shares per performance granted, expired and exercised are shown considering the split of shares approved at the General Meeting on September 17, 2019.

The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the number of restricted shares are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	2018			2017

	Average exercise price per share - R$	Options (thousands)	Average exercise price per share - R$	Options (thousands)

Balance at beginning of year	33.15	7,204	36.17	6,381
Granted	31.55	3,057	26.07	1,699
Expired	40.37	(992)	44.81	(866)
Exercised	27.31	(98)	28.09	(10)
Balance at end of year	31.92	9,171	33.15	7,204

	Restricted shares (thousands)
	2018	2017	2016
Balance at beginning of year	1,059	875	510
Granted	809	453	512
Expired	(118)	(134)	(120)
Exercised	(308)	(135)	(18)
Balance at end of year	1,442	1,059	884

Summary of Terms and Conditions of Share-based Payment Arrangement
Options for buying outstanding shares and restricted shares at the end of the year have the following due dates and fiscal year prices:
As of December 31, 2019 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value 1	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 18, 2013	4 years of service as from the grant date	37.60	6.05	565	1.2	-

March 17, 2014	4 years of service as from the grant date	25.16	4.27	133	2.2	133

March 16, 2015	From 2 to 4 years of service as from the grant date	13.60	4.85 to 5.29	226	3.3	225

July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.90	6.20 to 6.23	1,295	3.6	-

March 15, 2016	From 2 to 4 years of service as from the grant date	12.84	7.16 to 7.43	344	4.3	143

July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	11.41	6.84 to 6.89	2,640	4.6	-

March 10, 2017	From 2 to 4 years of service as from the grant date	12.59	6.65 to 6.68	741	5.3	103

March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.59	6.87 to 6.89	2,210	5.3	-

March 12, 2018	From 2 to 4 years of service as from the grant date	16.96	7.96 to 8.21	2,059	6.3	-

March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	12.16 a 16.96	8.21 to 9.67	3,800	6.3	-

April 12, 2019	From 3 to 4 years of service as from the grant date	23.54	11.71 to 11.82	1,655	7.3	-

April 12, 2019 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.54	11.51 to 11.71	1,900	7.3	-

				17,568		604

¹
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2019 - restricted shares

Grant date	Right acquisition conditions	Existing stock 1	Fair value (R$)	Remaining contractual life (years)	Vested stock (thousands) 2
March 15, 2016	From 2 to 4 years of service as from the grant date	227	11.98 to 12.85	0.5	5
March 10, 2017	From 2 to 4 years of service as from the grant date	465	11.69 to 12.51	0.2 to 1.2	3
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	716	15.18 to 15.9	0.2 to 2.5	-
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	89	15.76 to 16.49	0.8	-
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	148	15.54 to 16.27	0.2 to 1.2	-
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	8	15.54 to 16.28	0.2 to 1.2	-
August 13, 2018 – Extraordinary Plan III	From 0.7 to 1.7 year of service as from the grant date	50	13.08 to 13.38	0.4	-
August 13, 2018 – Extraordinary Plan IV	From 0.8 to 1.8 v year of service as from the grant date	25	13.06 to 13.36	0.5	-
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	75	12.24 to 13.13	0.2 to 2.2	-
April 12, 2019 – Plan I	From 2 to 4 years of service as from the grant date	821	21.62 to 22.53	1.2 to 3.3	-
April 12, 2019 – Plan II	From 1 to 3 years of service as from the grant date	468	22.14 to 22.85	0.2 to 2.3	-

		3,092			8

1
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

On December 31, 2019 – Performance shares

Grant date	Right acquisition conditions	Existing stock (thousands)	Fair value (R$)	Remaining contractual life (years)	Vested stock (thousands)
May 21, 2019	From 3 to 4 years of service as from the grant date and if the performance conditions are met	688	23.10 to 45.70	3.0 to 4.0	-

		688			-

1
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

The stock options outstanding and the restricted shares at the end of the year have the following vesting dates and exercise prices:
As of December
 31, 2018 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 23, 2011	4 years of service as from the grant date	65.88	16.45	351	0.5	351
March 18, 2013	4 years of service as from the grant date	71.99	12.10	364	2.5	364
March 17, 2014	4 years of service as from the grant date	48.17	8.54	455	3.5	455
March 16, 2015	From 2 to 4 years of service as from the grant date	27.59	9.70 to 10.57	617	4.3	392
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.18	12.40 to 12.46	1,100	4.6	-
March 15, 2016	From 2 to 4 years of service as from the grant date	26.06	14.31 to 14.85	327	5.3	109
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.21	13.67 to 13.78	1,320	5.6	-
March 10, 2017	From 2 to 4 years of service as from the grant date	25.57	13.31 to 13.35	536	6.3	-
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	25.57	13.73 to 13.78	1,105	6.3	-
March 12, 2018	From 2 to 4 years of service as from the grant date	34.32	15.92 to 16.41	1,096	7.3	-
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	25.57 to 34.32	16.41 to 19.34	1,900	7.3	-

				9,171		1,671

As of December 31, 2018 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value	Remaining contractual life (years)	Vested stock (thousands)
March 16, 2015	From 2 to 4 years of service as from the grant date	122	20.42 to 22.27	0.2	7
March 15, 2016	From 2 to 4 years of service as from the grant date	232	23.97 to 25.70	0.2 to 1.2	11
March 10, 2017	From 2 to 4 years of service as from the grant date	365	23.39 to 25.02	0.2 to 2.2	-
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	373	30.37 to 31.80	1.2 to 3.2	-
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	89	31.52 to 32.99	0.6 to 1.6	-
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	111	31.08 to 32.55	0.2 to 2.2	-
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	6	31.09 to 32.56	0.2 to 2.2	-
March 12, 2018 – Extraordinary Plan II	From 0.5 to 1.5 year of service as from the grant date	10	32.14 to 32.87	0.7	-
August 13, 2018 – Extraordinary Plan III	From 0.7 to 1.7 year of service as from the grant date	50	26.17 to 26.76	0.4 to 1.4	-
August 13, 2018 – Extraordinary Plan IV	From 0.8 to 1.8 v year of service as from the grant date	25	26.13 to 26.72	0.5 to 1.5	-
August 13, 2018 – Extraordinary Plan V	From 1 to 2 years of service as from the grant date	20	26.04 to 26.65	0.6 to 1.6	-
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	39	24.49 to 26.26	1.2 to 3.2	-

		1,442			18

As of December 31, 2017 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 19, 2010	4 years of service as from the grant date	54.49	10.82	287	0.2	287
March 23, 2011	4 years of service as from the grant date	63.60	16.45	422	1.2	422
March 18, 2013	4 years of service as from the grant date	69.49	12.10	401	3.3	401
March 17, 2014	4 years of service as from the grant date	46.50	8.54	531	4.3	266
March 16, 2015	From 2 to 4 years of service as from the grant date	28.09	9.70 to 10.57	710	5.3	236
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.68	12.40 to 12.46	1,266	5.7	-
March 15, 2016	From 2 to 4 years of service as from the grant date	26.55	14.31 to 14.85	359	6.3	-
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.70	26.96	1,540	6.6	-
March 10, 2017	From 2 to 4 years of service as from the grant date	26.07	13.31 to 13.35	583	7.3	-
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.07	13.73 to 13.78	1,105	7.3	-

				7,204		1,612

As of December 31, 2017 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value	Remaining contractual life (years)	Vested stock (thousands)
March 16, 2015	From 2 to 4 years of service as from the grant date	267	20.42 to 22.27	0 to 5.3	-
March 15, 2016	From 2 to 4 years of service as from the grant date	374	23.97 to 25.70	6.3	-
March 10, 2017	From 2 to 4 years of service as from the grant date	419	23.39 to 25.02	7.3	-

		1,060			-

Summary of Measurement Inputs for Fair Value of Shares	Significant data included in the models to price the fair value of options, restricted shares and performance shares granted in the period ended December 31, 2019 was:

Stock options
	April 12, 2019	April 12, 2019

Volatility	37.77%	37.77%
Dividend yield	1.17% to 1.63%	1.63% to 1.89%
Expected life for vesting	2 to 4 years	4 to 5 years
Risk-free annual interest rate	6.88% to 7.95%	7.95% to 8.18%

	Restricted shares		Share-based performance
	April 12, 2019 – Plan I	April 12, 2019 – Plan II	May 21, 2019
Volatility	37.77%	37.77%	37.10%
Dividend yield	1.17% to 1.63%	0.92% to 1.38%	-
Expected life for vesting	2 to 4 years	1 to 3 years	3 to 4 years
Risk-free annual interest rate	6.88% to 7.95%	6.21% to 7.52%	8.08% to 8.40%